Fair Value Measurements - Schedule of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 2,313	$ 2,372
Fair Value	2,256	2,319
Other long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	2,313	2,372
Fair Value	$ 2,256	$ 2,319